Financial assets and liabilities - Changes in Level 3 assets and liabilities - (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	$ 92,007
Financial assets at end of period	89,442
Financial liabilities at beginning of period	57,186
Financial liabilities at end of period	54,136
Level 3
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	18
Gain and losses recognized in income statement	(7)
Translation adjustments	2
Financial assets at end of period	13
Financial liabilities at beginning of period	19
Gain and losses recognized in income statement	(16)
Settlements, fair value measurement, liabilities	$ (3)
Financial liabilities at end of period